UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New
York Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

BlackRock New York Municipal Income Trust II (BFY)
Schedule of Investments May 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 142.3%
Corporate — 16.7%
Chautauqua County Industrial
Development Agency, RB, Nrg
Dunkirk Power Project, 5.88%,
4/01/42	$ 500	$ 473,340
Essex County Industrial Development
Agency New York, RB, International
Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	200	208,610
Essex County Industrial Development
Agency New York, Refunding RB,
International Paper Co. Project,
Series A, AMT, 5.50%, 10/01/26	625	610,100
Jefferson County Industrial
Development Agency New York,
Refunding RB, Solid Waste, Series A,
AMT, 5.20%, 12/01/20	750	733,523
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT (a):
7.63%, 8/01/25	1,600	1,638,032
7.75%, 8/01/31	1,500	1,527,315
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	1,280	1,274,675
Port Authority of New York & New
Jersey, RB, Continental Airlines Inc.
and Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	2,880	2,912,256
Suffolk County Industrial Development
Agency New York, RB, KeySpan, Port
Jefferson, AMT, 5.25%, 6/01/27	2,500	2,452,300
		11,830,151
County/City/Special District/School District — 31.5%
Amherst Development Corp., RB,
University at Buffalo Foundation
Faculty-Student Housing Corp., Series
A (AGM):
4.38%, 10/01/30	500	471,590
4.63%, 10/01/40	275	247,508

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (continued)
Buffalo & Erie County Industrial Land
Development Corp., RB, Buffalo State
College Foundation Housing
Corporation Project, 5.38%,
10/01/41 (b)	$ 280	$ 277,290
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	528,960
Series B, 5.75%, 12/01/22 (c)	2,000	2,054,960
Sub-Series G-1, 6.25%,
12/15/31	250	282,475
Sub-Series I-1, 5.38%,
4/01/36	450	468,783
Hudson Yards Infrastructure Corp., RB,
Series A:
5.00%, 2/15/47	1,850	1,652,420
(FGIC), 5.00%, 2/15/47	500	446,600
(NPFGC), 4.50%, 2/15/47	250	208,275
New York City Industrial Development
Agency, PILOT, RB:
CAB, Yankee Stadium, (AGC)
5.85%, 3/01/35 (d)	500	121,395
CAB, Yankee Stadium, (AGC)
6.04%, 3/01/42 (d)	2,000	301,400
Queens Baseball Stadium,
6.38%, 1/01/39	100	102,190
Queens Baseball Stadium,
5.00%, 1/01/39	1,000	838,860
Queens Baseball Stadium,
5.00%, 1/01/46	550	448,453
New York City Transitional Finance
Authority, RB, (NPFGC):
Series S-2, 4.50%, 1/15/31	2,500	2,467,475
Series S-2, 4.25%, 1/15/34	250	229,908
Series S-3, 5.25%, 1/15/39	1,300	1,341,093
New York City Transitional Finance
Authority, Refunding RB; Future Tax
Secured, Series B, 5.00%, 11/01/27	5,000	5,213,050
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC):
5.00%, 11/15/35	2,250	2,197,192

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2011	1

BlackRock New York Municipal Income Trust II (BFY)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (concluded)
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC) (concluded):
5.00%, 11/15/44	$ 250	$ 237,925
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project:
5.63%, 7/15/47	1,400	1,404,172
6.38%, 7/15/49	500	515,590
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A, 5.00%, 7/01/39	250	253,140
		22,310,704
Education — 25.7%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A (e)(f):
7.00%, 5/01/25	345	86,271
7.00%, 5/01/35	220	55,013
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	250	246,808
Dutchess County Industrial
Development Agency New York, RB,
Vassar College Project, 5.35%,
8/01/11 (c)	1,000	1,018,380
Dutchess County Industrial
Development Agency New York,
Refunding RB, Bard College Civic
Facility, Series A-2, 4.50%, 8/01/36	755	656,420
Geneva Industrial Development Agency
New York, RB, Hobart & William
Smith Project, Series A, 5.38%,
2/01/33	3,250	3,269,532
Herkimer County Industrial
Development Agency New York, RB,
College Foundation Inc. Student
Housing Project, 6.25%, 8/01/34	385	379,860
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project, Series
A, 4.75%, 3/01/26	350	346,682
New York City Industrial Development
Agency, RB, Lycee Francais de New
York Project, Series A (ACA), 5.38%,
6/01/23	1,500	1,524,255
New York State Dormitory Authority, RB:
Brooklyn Law School, Series
B, (Syncora), 5.13%, 7/01/30	2,000	2,007,940
Convent of the Sacred Heart
(AGM), 5.75%, 11/01/40	500	520,680
Fordham University, Series A,
5.50%, 7/01/36	150	155,636

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB:
The New School (AGM),
5.50%, 7/01/43	$ 775	$ 799,552
New School University
(NPFGC), 5.00%, 7/01/31	1,425	1,425,071
Rochester Institute of
Technology, Series A, 6.00%,
7/01/33	625	673,056
University of Rochester, Series
A, 5.13%, 7/01/39	250	253,540
New York State Dormitory Authority,
Refunding RB:
Brooklyn Law School, 5.75%,
7/01/33	250	266,955
Skidmore College, Series A,
5.25%, 7/01/29	200	212,044
Skidmore College, Series A,
5.25%, 7/01/31	300	312,138
Teachers College, 5.50%,
3/01/39	650	670,618
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
5.00%, 3/01/26	410	411,496
Tompkins County Development Corp.,
RB, Ithaca College Project (AGM),
5.50%, 7/01/33	450	471,132
Trust for Cultural Resources, RB,
Series A:
Carnegie Hall, 4.75%,
12/01/39	925	888,712
Juilliard School, 5.00%,
1/01/39	1,050	1,074,570
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	500	515,355
		18,241,716
Health — 19.5%
Clarence Industrial Development
Agency, RB, Bristol Village Project
(Ginnie Mae), 6.00%, 1/20/44	1,660	1,695,092
Dutchess County Local Development
Corp., Refunding RB, Health Quest
System Inc., Series A, 5.75%,
7/01/40	300	299,562
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project, 5.00%, 12/01/27	250	199,443
Monroe County Industrial Development
Corp., RB, Unity Hospital Rochester
Project (FHA), 5.50%, 8/15/40	425	442,514

2 BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2011

BlackRock New York Municipal Income Trust II (BFY)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
New York City Industrial Development
Agency, RB, Eger Harbor Project,
Series A (Ginnie Mae):
4.95%, 11/20/32	$ 1,070	$ 1,073,424
5.88%, 5/20/44	975	1,015,092
New York State Dormitory Authority,
MRB, St. Barnabas, Series A (FHA),
5.00%, 2/01/31	1,500	1,502,250
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%,
3/15/38	500	511,620
New York Hospital Medical
Center-Queens (FHA), 4.75%,
2/15/37	305	280,374
New York State Association
for Retarded Children, Inc.,
Series A, 6.00%, 7/01/32	350	368,977
New York University Hospital
Center, Series A, 5.75%,
7/01/31	425	432,799
New York University Hospital
Center, Series B, 5.63%,
7/01/37	530	530,647
North Shore-Long Island
Jewish Health System, Series
A, 5.50%, 5/01/37	750	750,915
New York State Dormitory Authority,
Refunding RB:
Kateri Residence, 5.00%,
7/01/22	2,000	2,061,340
Mount Sinai Hospital, Series
A, 5.00%, 7/01/26	575	584,211
North Shore-Long Island
Jewish Health System, Series
E, 5.50%, 5/01/33	500	504,445
Saratoga County Industrial
Development Agency New York, RB,
Saratoga Hospital Project, Series B,
5.25%, 12/01/32	350	323,687
Suffolk County Industrial Development
Agency New York, Refunding RB,
Jeffersons Ferry Project, 5.00%,
11/01/28	450	399,537
Westchester County Healthcare Corp.
New York, Refunding RB, Senior Lien,
Series B, 6.00%, 11/01/30	150	152,363
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.38%, 1/01/24	750	717,060
		13,845,352
Housing — 3.2%
New York City Housing Development
Corp., RB, Series J-2-A, AMT, 4.75%,
11/01/27	1,420	1,362,533

	Par
Municipal Bonds	(000)	Value
New York (continued)
Housing (concluded)
New York State HFA, RB, Highland
Avenue Senior Apartments, Series A,
AMT (SONYMA), 5.00%, 2/15/39	$ 1,000	$ 880,300
		2,242,833
State — 7.3%
New York State Dormitory Authority,
ERB:
Series B, 5.75%, 3/15/36	300	329,136
Series C, 5.00%, 12/15/31	500	520,075
New York State Dormitory Authority,
LRB, Municipal Health Facilities, Sub-
Series 2-4, 4.75%, 1/15/30	800	796,048
New York State Urban Development
Corp., RB, State Personal Income Tax,
Series B, 5.00%, 3/15/35	2,000	2,028,780
State of New York, GO, Series A:
4.75%, 2/15/37	1,000	1,013,140
5.00%, 2/15/39	500	517,410
		5,204,589
Tobacco — 7.8%
New York Counties Tobacco Trust III,
RB, Tobacco Settlement Pass-Thru,
Turbo, 6.00%, 6/01/43	2,535	2,098,321
TSASC Inc. New York, RB, Tobacco
Settlement Asset-Backed, Series 1,
5.75%, 7/15/12 (c)	3,250	3,445,585
		5,543,906
Transportation — 17.3%
Metropolitan Transportation Authority,
RB, Series 2008C, 6.50%, 11/15/28	750	863,047
Metropolitan Transportation Authority,
Refunding RB, Series A:
5.13%, 1/01/29	570	572,867
5.00%, 11/15/30	5,000	5,018,450
(NPFGC), 5.25%, 11/15/31	1,250	1,254,650
Port Authority of New York & New
Jersey, RB:
Consolidated, 116th Series,
4.13%, 9/15/32	2,000	1,897,840
Consolidated, 161st Series,
4.50%, 10/15/37	500	482,020
JFK International Air Terminal,
6.00%, 12/01/42	1,000	992,440
Special Project, JFK
International Air Terminal,
Series 6 AMT (NPFGC), 6.25%,
12/01/13	1,000	1,043,780
Triborough Bridge & Tunnel Authority,
RB, General Purpose, Series A,
5.00%, 1/01/32	150	150,438
		12,275,532
Utilities — 13.3%
Long Island Power Authority, RB:
CAB (AGM), 5.23%, 6/01/28 (d)	3,515	1,592,998

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2011	3

BlackRock New York Municipal Income Trust II (BFY)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Utilities (concluded)
Long Island Power Authority, RB (concluded):
General, Series C (CIFG), 5.25%,
9/01/29	$ 1,000	$ 1,074,470
Long Island Power Authority, Refunding
RB, Series A, 5.50%, 4/01/24	500	550,795
New York City Municipal Water Finance
Authority, RB, Series B, 5.00%,
6/15/36	600	606,372
New York City Municipal Water Finance
Authority, Refunding RB, Series A,
5.13%, 6/15/34	4,000	4,021,800
New York State Environmental Facilities
Corp., Refunding RB, Revolving Funds,
New York City Water Project, Series A,
5.00%, 6/15/37	1,500	1,555,785
		9,402,220
Total Municipal Bonds in New York		100,897,003
Guam — 1.7%
State — 0.7%
Territory of Guam, GO, Series A, 7.00%,
11/15/39	485	499,041
Tobacco — 0.5%
Guam Economic Development &
Commerce Authority, Refunding RB,
Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	375	301,395
Utilities — 0.5%
Guam Government Waterworks
Authority, Refunding RB, Water,
5.88%, 7/01/35	400	363,492
Total Municipal Bonds in Guam		1,163,928
Multi-State — 6.1%
Housing — 6.1%
Centerline Equity Issuer Trust (g)(h):
5.75%, 5/15/15	500	536,865
6.00%, 5/15/15	1,500	1,628,475
6.00%, 5/15/19	1,000	1,084,820
6.30%, 5/15/19	1,000	1,088,640
Total Municipal Bonds in Multi-State		4,338,800
Puerto Rico — 8.8%
County/City/Special District/School District — 2.1%
Puerto Rico Sales Tax Financing Corp.,
RB:
CAB, Series A, 6.40%,
8/01/32 (d)	750	192,480
First Sub-Series A, 6.50%,
8/01/44	1,000	1,063,630
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.77%, 8/01/41 (d)	1,500	207,555
		1,463,665

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Housing — 1.4%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	$ 1,000	$ 1,007,740
State — 1.1%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (d):
(AMBAC), 5.14%, 8/01/54	5,000	271,950
(NPFGC), 5.99%, 8/01/43	4,000	479,160
		751,110
Tobacco — 0.6%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.63%, 5/15/43	500	407,280
Transportation — 2.9%
Puerto Rico Highway & Transportation
Authority, Refunding RB:
Series CC (AGM), 5.50%,
7/01/30	1,000	1,039,680
Series D, 5.38%, 7/01/36 (c)	1,000	1,054,170
		2,093,850
Utilities — 0.7%
Puerto Rico Electric Power Authority,
Refunding RB, Series W (NPFGC),
5.25%, 7/01/29	500	489,690
Total Municipal Bonds in Puerto Rico		6,213,335
Total Municipal Bonds – 158.9%		112,613,066
Municipal Bonds Transferred to Tender
Option Bond Trusts (i)
New York — 0.4%
Utilities — 0.4%
New York City Municipal Water Finance
Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	240	261,792
Total Municipal Bonds Transferred to
Tender Option Bond Trusts– 0.4%		261,792
Total Long-Term Investments
(Cost – $111,974,752) – 159.3%		112,874,858
Short-Term Securities	Shares
BIF New York Municipal Money Fund
0.00%, (j)(k)	1,517,473	1,517,473
Total Short-Term Securities
(Cost – $1,517,473) – 2.1%		1,517,473

4 BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2011

BlackRock New York Municipal Income Trust II (BFY)
Schedule of Investments (concluded)

Value
Total Investments
(Cost - $113,492,225*) – 161.4%	$ 114,392,331
Other Assets Less Liabilities – 1.6%	1,124,443
Liability for Trust Certificates , Including Interest
Expense and Fees Payable - (0.2)%	(160,135)
Preferred Shares, at Redemption Value – (62.8)%	(44,477,230)
Net Assets Applicable to Common Shares– 100.0%	$ 70,879,409

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 113,181,796
Gross unrealized appreciation	$ 3,395,613
Gross unrealized depreciation	(2,345,017)
Net unrealized appreciation	$ 1,050,596

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) When issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Pershing LLC	$277,290	$2,044

(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e) Non-income producing security.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. Theses securities may be resold in transactions exempt from registration to qualified institutional investors.
(h) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(j) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	May 31,
Affiliate	2010	Activity	2011	Income
BIF New York
Municipal
Money Fund	935,140	582,333	1,517,473	$151

(k) Represents the current yield as of report date.

•Financial futures contracts sold as of May 31, 2011 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
Long-Term
	U.S.	Chicago
	Treasury	Board of	September
360	Note	Trade	2011	$3,737,052	$(8,260)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term
Investments[1]	—	$112,874,858	—	$ 112,874,858
Short-Term
Securities	$ 1,517,473	—	—	$ 1,517,473
Total	$ 1,517,473	$112,874,858	—	$ 114,392,331
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs Level 1		Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate
contracts	$ (8,260)	—	—	$ (8,260)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2011	5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: July 26, 2011